NOTE 7. NOTE PAYABLE - NOTE 7. NOTE PAYABLE (SCHEDULE) (Details) (USD $)	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 170,000
Total	$ 170,000